Subsequent Events (Details) - DIAMIR BIOSCIENCES CORP. [Member] - Subsequent Event [Member] - USD ($)		12 Months Ended
	Jul. 07, 2025	May 31, 2025	Jun. 30, 2025
Subsequent Events (Details) [Line Items]
Additional loan			$ 150,000
Purchase warrant		$ 500,000
Exercise price per share (in Dollars per share)	$ 0.01
Gross proceeds	$ 4,000,000
Received cash fees	250,000
Number of warrants	$ 250,000